Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets
11.	OTHER NON-CURRENT ASSETS

The Group recorded prepayment for construction in progress of $19,126 and $52,149 as other non-current assets for the years ended December 31, 2016 and 2017, respectively.

The Group recorded prepayment for construction in progress for discontinued operations of $35,754 and $nil as other assets held for sale for the years ended December 31, 2016 and 2017, respectively. (See Note 7)